New and amended standards and interpretations - Reconciliation (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	€ 1,030		€ 1,066
Adjustment upon adoption of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Weighted average discount rate (as a percent)		2.60%
Operating lease commitment disclosed as of December 31, 2018			€ 1,099
Effect of discounting		€ (83)
Discounted IAS 17 lease commitment as at January 1, 2019		1,016
Lease extension options reasonably certain to be exercised		266
Non-lease components included in the lease liability		41
Leases where commencement date is after January 1, 2019		(238)
Lease commitments related to short-term leases		(21)
Other		2
Lease liabilities		€ 1,066